Parent Company Only condensed Financial Information (Details 3) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 1,552	$ (3,853)	$ (14,939)	$ (9,381)	$ 1,634
Net cash used in investing activities	(2,553)	(3,940)	(8,120)	(5,266)	(7,366)
Net cash generated from financing activities	(10,077)	10,472	31,861	10,205	135
Net (decrease) increase in cash	(11,755)	2,850	9,450	(4,177)	(5,631)
Cash and cash equivalents at beginning of period	13,060	3,610	3,610	7,787	13,418
Cash and cash equivalents at end of period	1,305	6,460	13,060	3,610	7,787
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities			4,118	5	156
Net cash used in investing activities			(17,117)		(3,466)
Net cash generated from financing activities			12,986
Net (decrease) increase in cash			(13)	5	(3,310)
Cash and cash equivalents at beginning of period	$ 2	$ 15	15	10	3,320
Cash and cash equivalents at end of period			$ 2	$ 15	$ 10